Inventories - Schedule of Inventory (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2013 Medicine [Member] CNY	Dec. 31, 2014 Medical Supplies [Member] USD ($)	Dec. 31, 2014 Medical Supplies [Member] CNY	Dec. 31, 2013 Medical Supplies [Member] CNY	Dec. 31, 2014 Low-value Consumables [Member] USD ($)	Dec. 31, 2014 Low-value Consumables [Member] CNY	Dec. 31, 2013 Low-value Consumables [Member] CNY
Inventory [Line Items]
Inventories	$ 481	2,986	19,717	12,255	$ 435	2,698	7,190	$ 46	288	272